Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	Computer Software and Equipment	Furniture and Fixture	Satellite Equipment	Ground Station Equipment	Vehicle	Leasehold Improvement	Total
January 1, 2018	$119,903	$10,006	$275,410	$-	$-	$-	$405,319
Addition	201,167	23,338	-	1,854,027	141,971	83,721	2,304,224
December 31, 2018	321,070	33,344	275,410	1,854,027	141,971	83,721	2,709,543
Addition	7,793	3,038	-	-	56,770	-	67,601
December 31, 2019	$328,863	$36,382	$275,410	$1,854,027	$198,741	$83,721	$2,777,144

Schedule of changes in accumulated depreciation for property and equipment
	Computer Software and Equipment	Furniture and Fixture	Satellite Equipment	Ground Station Equipment	Vehicle	Leasehold Improvement	Total
January 1, 2018	$56,763	$6,218	$37,611	$-	$-	$-	$100,592
Addition	44,366	3,153	53,749	92,701	21,980	5,508	221,457
December 31, 2018	101,129	9,371	91,360	92,701	21,980	5,508	322,049
Addition	64,266	6,366	55,082	370,806	33,305	17,873	547,698
December 31, 2019	$165,395	$15,737	$146,442	$463,507	$55,285	$23,381	$869,747